Consolidated Statements of Financial Condition (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.00001
Preferred stock, shares authorized	250,000,000
Successor
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	250,000,000	250,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common Stock, par value per share	$ 0.00001
Common Stock, shares authorized	1,000,000,000
Class A common stock | Successor
Common Stock, par value per share	$ 0.00001	$ 0.00001
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	46,000,000	46,000,000
Common stock, shares outstanding	46,000,000
Class B common stock
Common Stock, par value per share	$ 0.00001
Common Stock, shares authorized	450,000,000
Class B common stock | Successor
Common Stock, par value per share	$ 0.00001	$ 0.00001
Common Stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	96,933,192	96,933,192
Common stock, shares outstanding	96,933,192
Class C common stock
Common Stock, par value per share	$ 0.00001
Common Stock, shares authorized	350,000,000
Class C common stock | Successor
Common Stock, par value per share	$ 0.00001	$ 0.00001
Common Stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	10,006,269	10,006,269
Common stock, shares outstanding	10,006,269
Class D common stock
Common Stock, par value per share	$ 0.00001
Common Stock, shares authorized	300,000,000
Class D common stock | Successor
Common Stock, par value per share	$ 0.00001	$ 0.00001
Common Stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	69,282,736	69,282,736
Common stock, shares outstanding	69,282,736